Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Debt Disclosure [Abstract]
Remainder of 2014	$ 20.8
2015	3.2
2016	3.2
2017	282.1
2018
Thereafter	400.0
Total	$ 709.3